Federated Hermes Total Return Bond Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—38.7%
		Basic Industry - Chemicals—0.3%
$ 2,653,000		Albemarle Corp., 4.150%, 12/1/2024	$2,954,680
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	511,051
12,840,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	12,906,580
7,500,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	7,533,959
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	11,817,277
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,328
		TOTAL	35,735,875
		Basic Industry - Metals & Mining—0.3%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,810,920
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,608,022
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,323,809
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,303,074
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	3,110,680
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,571,921
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,767,843
		TOTAL	27,496,269
		Basic Industry - Paper—0.1%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	3,322,430
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	11,508,686
		TOTAL	14,831,116
		Capital Goods - Aerospace & Defense—1.5%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,681,038
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,343,878
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	4,680,391
6,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	6,231,187
11,535,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	11,765,786
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,387,820
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,303,348
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,598,679
8,500,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	10,722,877
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	5,773,625
4,397,000	[1]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,624,545
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,615,937
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,747,528
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,170,964
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	3,199,234
3,750,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	4,152,150
10,870,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	12,361,799
2,810,000	[1]	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	2,828,341
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,257,782
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,137,074
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,580,055
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	8,074,070
435,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	421,304
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.928% (3-month USLIBOR +1.735%), 2/15/2042	1,440,075
4,685,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,635,811

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$ 1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	$1,966,822
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,273,712
		TOTAL	152,975,832
		Capital Goods - Building Materials—0.3%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,246,983
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,262,101
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,705,615
6,770,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	6,989,067
3,305,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	3,418,995
10,200,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	10,524,606
		TOTAL	35,147,367
		Capital Goods - Construction Machinery—0.4%
69,000	[1]	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	92,965
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	316,274
1,640,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,688,344
9,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,286,151
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	463,119
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	10,733,496
3,910,000	[1]	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	4,202,155
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	524,619
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	512,827
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	11,151,625
		TOTAL	38,971,575
		Capital Goods - Diversified Manufacturing—0.6%
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	194,837
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	382,481
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,309,988
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,611,974
2,680,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,681,599
5,885,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	5,921,669
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,690,150
8,495,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	8,759,125
5,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	4,794,612
4,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	4,757,851
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,826,146
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,123,308
3,285,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	3,506,708
6,575,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,673,444
		TOTAL	56,233,892
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,869,083
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,587,832
		TOTAL	12,456,915
		Communications - Cable & Satellite—1.0%
10,980,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	12,892,787
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	232,661
8,500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	9,362,343
5,285,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	5,181,310
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,686,395

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 10,000,000		Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	$9,470,243
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,308,352
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	11,168,687
4,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	5,065,855
8,290,000		Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	9,223,335
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	965,853
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,629,775
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	463,126
3,380,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,808,500
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	702,529
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	6,810,706
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,315,665
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	8,595,272
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	551,990
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	156,481
		TOTAL	98,591,865
		Communications - Media & Entertainment—1.0%
10,000,000		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	9,008,622
5,000,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,532,889
10,000,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	11,620,743
3,445,000		Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	4,046,632
4,510,000		Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	5,946,384
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,196,332
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,401,704
7,570,000	[1]	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	7,709,305
8,340,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	8,506,928
5,200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	6,208,780
6,255,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	7,537,329
5,585,000		Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	5,659,555
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	5,244,755
7,570,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	8,267,064
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,546,640
1,700,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,714,777
		TOTAL	107,148,439
		Communications - Telecom Wireless—1.0%
8,980,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	9,435,956
10,350,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	10,166,833
3,000,000		American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,153,214
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,929,103
5,550,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	6,665,098
2,250,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	2,212,104
6,175,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	5,927,218
2,930,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	3,151,464
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,554,252
5,500,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,991,092
14,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	15,409,380
3,350,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	3,727,243
5,175,000		T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	4,862,456
5,005,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,631,394
5,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	5,622,270

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 5,630,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$7,311,125
		TOTAL	102,750,202
		Communications - Telecom Wirelines—1.2%
7,090,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	7,133,902
16,370,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	15,894,589
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,853,636
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	6,711,579
465,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	575,502
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,610,490
275,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	355,642
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	8,070,063
3,693,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	3,571,544
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	3,843,558
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	5,078,319
12,000,000		Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,426,065
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,433,709
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	5,829,622
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,753,993
4,525,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,761,953
10,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	10,738,193
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	952,292
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,491,122
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,745,430
5,346,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	6,499,443
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,354,227
1,122,000		Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 2.987%, 10/30/2056	1,013,318
		TOTAL	126,698,191
		Consumer Cyclical - Automotive—1.0%
4,350,000		Daimler Finance NA LLC, Sr. Unsub. Note, 144A, 1.450%, 3/2/2026	4,367,578
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,678,129
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	6,085,799
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	311,261
10,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	12,120,329
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,886,663
5,365,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	5,579,340
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	445,732
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	11,123,636
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,896,828
15,305,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	15,719,462
8,680,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	9,432,556
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,819,556
6,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	5,999,270
7,800,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	8,224,705
3,045,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,122,974
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	5,093,087
		TOTAL	102,906,905
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	287,534
		Consumer Cyclical - Lodging—0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	800,216

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—1.6%
$ 2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	$2,511,885
15,185,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	16,939,370
13,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	14,915,560
14,370,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	16,961,997
475,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	522,795
6,835,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	7,801,654
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,500,739
278,630		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	305,324
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	1,141,879
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,696,509
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	9,213,293
205,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	218,176
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	82,747
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,798,846
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	4,655,393
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	16,122,419
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,232,002
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,286,212
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,777,554
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,492,286
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,505,495
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	4,014,476
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	13,069,808
5,185,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	4,967,317
2,370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,630,525
3,750,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	4,335,867
14,795,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	14,202,048
365,000	[1]	WalMart Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	525,133
		TOTAL	167,427,309
		Consumer Cyclical - Services—0.7%
295,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	287,880
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,959,979
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,689,399
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	5,919,508
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	172,280
5,585,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	6,676,233
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,688,928
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,586,395
589,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	594,884
10,130,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	10,037,327
325,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	333,598
11,250,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	13,246,594
2,340,000	[1]	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,454,746
4,420,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,813,518
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,627,976
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	430,665
		TOTAL	76,519,910
		Consumer Non-Cyclical - Food/Beverage—2.4%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	1,045,627
11,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	13,270,797
1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,667,775

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	$7,915,862
3,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,465,291
10,030,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	11,655,394
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,591,218
8,295,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	8,392,026
4,305,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	4,073,262
9,164,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	9,408,862
17,450,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	17,092,364
5,000,000	Constellation Brands, Inc., 4.250%, 5/1/2023	5,390,555
1,690,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,846,030
6,640,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,901,420
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,629,083
8,000,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,662,329
2,937,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	2,853,887
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,562,697
8,100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,373,815
6,740,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	7,468,599
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,439,003
5,965,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,462,211
2,845,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,064,622
3,140,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,550,621
15,060,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	16,445,626
230,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.000%, 6/4/2042	271,280
5,355,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	5,219,270
2,965,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	3,069,513
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,285,822
4,480,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	4,569,390
6,100,000	PepsiCo, Inc., 2.750%, 4/30/2025	6,556,961
5,990,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	6,790,717
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	187,063
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	225,193
4,270,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	4,360,804
11,155,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	11,371,249
6,865,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,522,572
12,300,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	14,152,542
1,450,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,886,136
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,188,890
3,850,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	5,062,860
	TOTAL	245,949,238
	Consumer Non-Cyclical - Health Care—0.9%
5,520,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	5,555,998
4,195,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	4,427,371
7,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	7,475,581
5,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,384,367
7,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,822,909
2,620,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,565,519
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,859,497
9,570,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	10,615,621
10,220,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	9,377,474
11,545,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	12,329,543
3,270,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,419,383

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	$1,064,750
8,325,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	8,994,253
4,035,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,040,747
1,995,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	2,233,228
		TOTAL	87,166,241
		Consumer Non-Cyclical - Pharmaceuticals—2.3%
5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,846,813
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	12,288,502
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	6,902,649
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	15,303,256
8,050,000		Amgen, Inc., Sr. Unsecd. Note, 2.300%, 2/25/2031	8,126,020
9,985,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	10,292,652
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,178,194
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	447,976
3,775,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	3,038,917
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,589,525
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,684,728
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,504,144
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,491,520
5,250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,917,752
2,455,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,669,229
5,000,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	5,008,801
12,625,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	12,003,904
10,140,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	10,097,729
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	10,470,370
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	314,024
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	3,663,621
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,310,435
9,315,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	10,437,046
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,460,781
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	585,701
15,850,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	17,889,621
17,652,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	15,776,988
21,600,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	21,651,209
6,870,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	6,767,219
11,215,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	11,140,071
		TOTAL	231,859,397
		Consumer Non-Cyclical - Products—0.3%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,363,180
7,050,000		Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	6,961,634
500,000		Procter & Gamble Co., 2.300%, 2/6/2022	509,921
8,035,000		Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	8,828,919
5,630,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	6,152,368
2,390,000	[1]	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,400,412
		TOTAL	28,216,434
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,360,959
8,000,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	9,408,963
		TOTAL	13,769,922
		Consumer Non-Cyclical - Tobacco—0.5%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	11,611,991

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$ 4,490,000		Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	$4,780,938
5,000,000		Bat Capital Corp., Sr. Unsecd. Note, 3.734%, 9/25/2040	4,854,788
3,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,954,742
7,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	7,749,269
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	2,150,669
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,958,743
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	6,501,665
		TOTAL	46,562,805
		Energy - Independent—0.5%
7,000,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	7,624,502
5,230,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,359,329
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	13,938,102
1,730,000	[1]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,944,310
12,265,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	13,879,563
10,310,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	10,057,230
610,000		XTO Energy, Inc., 6.750%, 8/1/2037	870,187
		TOTAL	53,673,223
		Energy - Integrated—0.9%
5,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	5,616,512
4,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	4,646,659
2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,700,145
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	392,062
100,000		BP PLC, Deb., 8.750%, 3/1/2032	152,014
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	8,522,132
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,602,850
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,558,857
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,886,984
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	301,387
15,335,000		Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	17,162,370
6,305,000		Husky Energy, Inc., 4.000%, 4/15/2024	6,751,077
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	632,690
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,077,210
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,422,760
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	16,484,445
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	4,850,514
		TOTAL	90,760,668
		Energy - Midstream—1.2%
5,815,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	6,010,724
9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	10,511,142
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,530,219
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,062,176
10,375,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	11,011,086
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	919,947
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	391,670
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,957,049
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	261,148
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,981,249
2,850,000		Enterprise Products Operating LLC, Sr. Note, 2.800%, 1/31/2030	2,996,803
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,449,250
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,359,007
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	2,091,853

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	$7,703,172
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	713,742
3,320,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	3,029,637
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	354,171
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,722,277
2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	2,533,782
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,681,240
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,999,254
4,710,000	[1]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	5,251,530
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,971,188
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	261,597
7,275,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	8,334,672
		TOTAL	119,089,585
		Energy - Oil Field Services—0.1%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	254,825
4,388,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	4,912,419
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	689,052
		TOTAL	5,856,296
		Energy - Refining—0.5%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	603,269
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	354,064
11,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	12,815,375
6,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	6,624,123
5,255,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	5,251,099
7,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	9,022,158
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,579,283
9,100,000		Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	9,111,345
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	446,603
		TOTAL	49,807,319
		Financial Institution - Banking—6.6%
4,995,000		American Express Co., 2.650%, 12/2/2022	5,198,613
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	384,267
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,643,555
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	8,413,382
1,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,611,234
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	6,034,277
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,788,847
23,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	22,565,306
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	10,844,362
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	10,969,141
285,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	286,907
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,501,783
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,357,746
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,785,458
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,875,038
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	621,893
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	756,054
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,471,184
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,887,680
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	523,267
4,200,000	[1]	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,235,247

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	$2,217,361
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,350,888
570,000	Citigroup, Inc., Jr. Sub. Deb., Series U, 5.000%, 3/12/2169	587,813
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	15,467,764
3,970,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,072,699
895,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	924,781
5,665,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	6,015,023
9,070,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	9,759,822
10,215,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,465,766
7,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,671,259
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,506,534
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,614,310
10,000,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	11,641,798
3,080,000	Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	3,193,112
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	398,225
13,600,000	Citizens Financial Group, Inc., Sub. Note, 144A, 2.638%, 9/30/2032	13,622,538
6,770,000	Comerica, Inc., 3.800%, 7/22/2026	7,578,075
6,980,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,736,178
7,540,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,180,755
4,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,495,066
14,145,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,427,633
5,815,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,689,777
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	10,437,752
2,100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,171,198
2,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,267,216
1,275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,341,182
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,225,245
6,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,743,959
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2030	11,362,047
8,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	9,012,237
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	510,136
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,363,368
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2069	548,088
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,447,559
2,400,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,471,488
10,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	11,193,618
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,833,716
7,905,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	8,176,871
4,500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,046,761
720,000	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2169	783,973
610,000	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2170	634,090
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	14,606,251
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,895,978
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	15,427,376
2,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,199,259
7,450,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,240,517
10,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	11,103,140
410,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	436,816
10,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,236,215
9,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	10,141,487
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	270,079

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	$268,250
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,251,690
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	723,114
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,741,423
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,127,419
2,185,000	[2]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.865% (3-month USLIBOR +0.640%), 12/1/2021	2,185,000
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,731,835
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	446,785
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,477,343
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	770,515
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	14,061,843
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	510,516
11,990,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	11,515,971
2,000,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.174% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,082,841
5,285,000		Morgan Stanley, Sub. Deb., 4.875%, 11/1/2022	5,668,495
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,652,673
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,781,858
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	181,584
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	545,594
9,190,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	9,248,283
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,449,594
5,000,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,077,123
5,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,649,321
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,412,222
97,250	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	63,456
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,399,062
1,757,000		State Street Corp., Sr. Unsecd. Note, 2.400%, 1/24/2030	1,846,542
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,339,892
1,930,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,984,046
8,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	7,976,480
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	393,803
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,524,949
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	369,260
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,631,547
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,564,503
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,469,732
500,000	[1]	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	608,880
10,335,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	9,893,890
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	300,837
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	13,098,452
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	9,121,215
195,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	199,740
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	11,252,737
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	10,845,386
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,663,116
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	488,702
		TOTAL	678,097,559
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,830,036
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,781,026
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,126,233

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 4,220,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	$4,302,558
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,776,827
4,105,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	4,925,766
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,988,822
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,861,696
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,694,205
435,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	491,892
		TOTAL	38,779,061
		Financial Institution - Finance Companies—0.5%
6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,623,776
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,205,550
18,370,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	21,098,547
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	14,580,550
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	268,225
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	937,850
		TOTAL	48,714,498
		Financial Institution - Insurance - Health—0.1%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	4,995,850
		Financial Institution - Insurance - Life—1.4%
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,750,120
10,200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,248,491
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	13,211,758
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,871,004
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,639,272
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,622,955
5,535,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	5,522,846
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	11,606,582
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,255,972
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	7,950,483
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	421,347
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,736,366
3,970,000		Metlife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	4,778,370
5,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	5,948,372
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	17,358,832
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,736,183
3,000,000	[1]	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,137,623
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,967,503
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,975,286
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,285,605
8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,447,830
1,050,000	[1]	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,518,812
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,791,202
		TOTAL	141,782,814
		Financial Institution - Insurance - P&C—0.8%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,314,524
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	307,656
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,845,930
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,809,963
10,175,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	9,689,021
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	4,022,628
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,277,754

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 2,395,000	CNA Financial Corp., Sr. Unsecd. Note, 2.050%, 8/15/2030	$2,354,521
7,895,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	9,021,855
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 3.600%, 8/19/2049	5,350,779
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,540,144
1,103,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,197,369
6,862,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	8,134,842
1,100,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	1,207,675
4,100,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	4,633,681
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	11,220,694
335,000	Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	430,708
7,295,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	6,837,863
	TOTAL	79,197,607
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,416,746
2,240,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	2,376,254
3,745,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,186,822
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,538,613
3,360,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	3,226,399
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,068,727
1,905,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,022,732
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,298,837
10,100,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	9,830,360
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	8,109,444
	TOTAL	55,074,934
	Financial Institution - REIT - Healthcare—0.3%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,340,619
7,680,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	7,422,782
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,363,445
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,446,982
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	4,074,313
6,155,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,339,713
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,850,064
	TOTAL	33,837,918
	Financial Institution - REIT - Office—0.2%
5,310,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,013,079
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,518,986
5,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	6,110,606
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,735,639
1,180,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,253,876
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,226,119
	TOTAL	24,858,305
	Financial Institution - REIT - Other—0.2%
440,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	467,496
2,665,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	3,155,610
7,400,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	7,430,635
2,925,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,257,309
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	11,082,742
	TOTAL	25,393,792
	Financial Institution - REIT - Retail—0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,394,413
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,472,370

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	$1,594,325
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,724,324
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,721,488
	TOTAL	20,906,920
	Municipal Services—0.0%
743,231	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	927,420
1,425,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,651,413
	TOTAL	2,578,833
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,855,218
	Supranational—0.0%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,965,019
	Technology—2.3%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,188,957
555,000	Apple, Inc., 3.850%, 5/4/2043	648,734
3,965,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	3,750,524
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,635,969
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	12,157,325
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,549,536
10,000,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	10,766,475
7,228,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	8,029,315
6,850,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	7,580,937
2,280,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	2,575,002
1,815,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	1,794,462
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,194,069
7,995,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	9,416,188
7,500,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	8,922,672
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,522,934
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,070,464
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,784,077
2,690,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.150%, 3/1/2026	2,680,867
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	2,311,505
3,320,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,740,313
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,598,424
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,127,198
775,000	IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	799,310
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	5,028,532
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	4,004,297
5,635,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	6,177,494
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,669,496
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	6,343,406
1,220,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	1,307,738
1,140,000	Lam Research Corp., Sr. Unsecd. Note, 1.900%, 6/15/2030	1,139,374
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	7,072,593
1,765,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,840,075
4,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,222,712
2,546,000	Microsoft Corp., 3.500%, 11/15/2042	2,959,551
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,832,816
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	1,217,810
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,196,757
595,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	691,418

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$ 6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	$7,631,652
7,000,000	Oracle Corp., 6.500%, 4/15/2038	10,372,972
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,116,211
12,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	13,640,235
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,570,376
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,317,940
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,272,345
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,841,057
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,845,731
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,921,530
	TOTAL	236,079,375
	Technology Services—0.1%
4,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,327,477
4,700,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	4,667,221
1,405,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,468,459
	TOTAL	10,463,157
	Transportation - Airlines—0.2%
3,950,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	4,298,969
2,150,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	2,520,409
9,134,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	10,471,396
	TOTAL	17,290,774
	Transportation - Railroads—0.4%
1,898,000	Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,963,801
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,190,737
2,725,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,749,928
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,348,101
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,692,592
3,445,000	CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	3,881,008
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,189,894
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,597,350
6,565,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	6,802,128
	TOTAL	36,415,539
	Transportation - Services—0.5%
6,620,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	9,049,564
2,555,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	2,754,034
545,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	617,091
8,075,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	8,861,655
8,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	8,942,506
640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	646,590
7,135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,958,724
6,135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,641,475
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,446,716
	TOTAL	53,918,355
	Utility - Electric—2.6%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,470,439
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,287,393
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	524,524
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,209,227
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,841,835
11,025,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	12,461,007
6,275,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	7,004,268

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 5,045,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	$5,141,563
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,983,755
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,944,021
5,265,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,671,678
6,455,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	7,062,798
12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	12,786,363
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,027,069
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	584,573
8,000,000	[1]	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,880,262
6,150,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,673,392
5,885,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	7,700,230
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,337,580
15,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	18,297,056
4,900,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,608,468
3,330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	4,044,657
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	600,805
7,880,000		EverSource Energy, Sr. Unsecd. Note, 3.450%, 1/15/2050	8,452,562
6,955,000		EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,467,400
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,888,173
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,723,715
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,981,364
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,636,154
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,550,363
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,151,394
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,287,407
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	4,900,262
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,806,363
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,751,406
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,427,891
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,584,734
2,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,128,419
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,527,439
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,130,982
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	312,810
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,511,497
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,507,913
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	5,900,000
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,160,316
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	16,188,458
6,920,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	7,708,344
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,068,267
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,986,111
		TOTAL	262,882,707
		Utility - Natural Gas—0.6%
500,000	[1]	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	530,647
1,210,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,291,364
3,715,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	3,989,187
2,930,000	[1]	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,605,160
5,920,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	5,879,148
2,870,000	[1]	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	3,087,919
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,809,399

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	$9,638,634
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	470,317
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	7,167,792
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,757,264
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,564,822
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,548,401
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	181,386
		TOTAL	57,521,440
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,928,492
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	2,000,373
		TOTAL	3,928,865
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,677,468,262)	3,969,229,080
		U.S. TREASURIES—16.5%
		U.S. Treasury Bonds—4.0%
72,600,000		United States Treasury Bond, 1.375%, 8/15/2050	60,627,040
249,600,000		United States Treasury Bond, 1.625%, 11/15/2050	222,169,609
35,000,000		United States Treasury Bond, 1.875%, 2/15/2051	33,124,042
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	4,989,705
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	14,194,731
215,000		United States Treasury Bond, 2.500%, 2/15/2045	231,446
250,000		United States Treasury Bond, 2.500%, 2/15/2046	269,302
350,000		United States Treasury Bond, 2.500%, 5/15/2046	376,882
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	10,185,736
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	10,345,621
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,740,104
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	12,129,868
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,343,757
800,000		United States Treasury Bond, 3.000%, 11/15/2045	941,755
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,365,988
750,000		United States Treasury Bond, 3.000%, 5/15/2047	887,098
850,000		United States Treasury Bond, 3.000%, 8/15/2048	1,010,010
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,136,609
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	3,900,954
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	3,757,377
3,100,000	[1]	United States Treasury Bond, 4.500%, 2/15/2036	4,262,285
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,510,745
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,547,630
		TOTAL	403,048,294
		U.S. Treasury Notes—12.5%
50,760		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	54,873
6,173,616		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2025	6,741,718
217,324		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	238,636
439,250,230		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	479,356,851
7,395,703		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	7,970,721
970,443		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,077,228
228,928		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	255,925
3,098,220		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,350,065
276,525		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	330,904
309,462		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	358,224

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$284,000,000		United States Treasury Note, 0.125%, 11/30/2022	$283,978,274
50,000,000		United States Treasury Note, 0.125%, 12/31/2022	49,993,390
45,370,000		United States Treasury Note, 0.125%, 10/15/2023	45,252,968
6,000,000		United States Treasury Note, 0.250%, 7/31/2025	5,907,850
9,200,000		United States Treasury Note, 0.250%, 8/31/2025	9,047,346
265,000		United States Treasury Note, 0.250%, 9/30/2025	260,324
20,000,000		United States Treasury Note, 0.375%, 11/30/2025	19,721,930
206,200,000		United States Treasury Note, 0.375%, 1/31/2026	202,885,933
12,000,000		United States Treasury Note, 0.375%, 7/31/2027	11,522,839
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,962,944
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,248,712
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,445,617
40,000,000	[1]	United States Treasury Note, 0.750%, 1/31/2028	39,067,596
11,350,000		United States Treasury Note, 0.875%, 11/15/2030	10,827,616
700,000		United States Treasury Note, 1.125%, 2/28/2027	707,970
47,400,000	[1]	United States Treasury Note, 1.125%, 2/15/2031	46,220,688
270,000		United States Treasury Note, 1.625%, 5/15/2026	281,856
21,650,000	[4]	United States Treasury Note, 1.750%, 12/31/2026	22,708,521
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,506,155
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,380,056
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,396,127
180,000		United States Treasury Note, 2.375%, 5/15/2027	195,371
100,000		United States Treasury Note, 2.375%, 5/15/2029	108,872
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,289,268
130,000		United States Treasury Note, 2.625%, 2/15/2029	143,958
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,333,071
455,000		United States Treasury Note, 2.875%, 5/15/2028	510,179
980,000		United States Treasury Note, 2.875%, 8/15/2028	1,100,442
400,000		United States Treasury Note, 3.125%, 11/15/2028	457,053
		TOTAL	1,283,198,071
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,731,606,716)	1,686,246,365
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.1%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	6,343,009
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	12,964,029
		TOTAL	19,307,038
		Commercial Mortgage—0.9%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,271,556
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,086,281
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,826,000
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,991,803
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	34,223,164
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,781,617
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,550,674
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,736,586
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,701,492
		TOTAL	91,169,173
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,904,367)	110,476,211

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
$ 5,350,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	$5,307,200
15,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	16,556,400
15,000,000		Mexico, Government of, 3.750%, 1/11/2028	16,220,100
10,300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	10,441,728
2,150,000		Poland, Government of, 4.000%, 1/22/2024	2,365,000
4,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,276,400
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $53,449,484)	55,166,828
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.1%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,138,545
2,516,187		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	2,540,914
		TOTAL	7,679,459
		Credit Card—0.4%
14,419,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.601% (1-month USLIBOR +0.490%), 7/21/2024	14,539,161
20,000,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.484% (1-month USLIBOR +0.370%), 12/26/2024	20,070,536
		TOTAL	34,609,697
		Financial Institution - Finance Companies—0.0%
68,303		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	35,476
		Other—0.0%
529,324		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	532,838
18,451		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	18,568
		TOTAL	551,406
		Student Loans—0.0%
3,241,503	[2]	Navient Student Loan Trust 2020-A, Class A1, 0.457% (1-month USLIBOR +0.350%), 11/15/2068	3,252,542
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $45,861,047)	46,128,580
		MUNICIPAL BONDS—0.2%
		State/Provincial—0.2%
14,150,000		Illinois State, UT GO Bonds (Series 2020B), 5.000%, 10/1/2026	16,428,150
1,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.125%, 5/1/2022	1,047,430
		TOTAL	17,475,580
		Transportation - Services—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030	488,939
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $16,731,294)	17,964,519
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
425		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	494
100		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	118
202,917		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	240,168
20,325		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	23,575
486		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	566
220,374		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	246,921
8,160		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	8,711
7,502		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	7,985
7,579		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	8,155
4,163		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,839
48,771		Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	56,634
3,329		Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	3,355
12,282		Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	12,622
12,085		Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	12,362

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 23,530	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	$24,628
7,308	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	8,693
4,087	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	4,156
4,453	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	4,612
	TOTAL	668,594
	Federal National Mortgage Association—0.0%
1,690	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,914
3,828	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	4,449
3,917	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	4,523
47,923	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	53,428
22,894	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	27,142
17,710	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	20,644
641	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	713
264	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	297
3,303	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	3,745
1,812	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	2,124
462	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	544
1,097	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,296
133	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	143
24,193	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	27,855
90,449	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	104,181
16,318	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	18,770
61,678	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	72,838
14,723	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	17,115
3,490	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	4,056
25,057	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	29,157
3,771	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	4,472
5,059	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	5,610
5,471	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	6,517
1,928	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	1,948
17,040	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	19,809
105,228	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	121,161
53,549	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	56,110
2,806	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	3,267
33,791	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	38,655
5,665	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	6,611
320,127	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	358,796
7,312	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	8,196
11,171	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	12,195
4,787	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	5,272
17,736	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	19,812
4,084	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	4,578
12,854	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	14,800
1,937	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	2,172
39,032	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	43,722
3,112	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	3,486
18,798	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	20,814
5,496	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	5,857
31,006	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	34,468
14,679	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	16,020
4,290	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	4,611

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,446	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	$14,566
8,777	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	9,374
19,183	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	21,002
19,026	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	20,610
184,284	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	212,188
385,112	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	431,631
11,082	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	12,421
367,829	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	400,383
6,086	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	6,813
6,751	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	7,475
26,496	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	28,901
	TOTAL	2,379,257
	Government National Mortgage Association—0.0%
1,390	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,474
241	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	258
1,611	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,812
1,648	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,860
3,382	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,814
3,452	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	3,830
5,082	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	5,724
1,715	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,960
372	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	431
242	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	277
546	Government National Mortgage Association, Pool 305911, 9.000%, 9/15/2021	551
5,993	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,925
3,023	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,508
3,285	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	3,817
24,274	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	27,530
16,643	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	18,875
5,297	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	6,012
26,342	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	29,926
30,012	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	34,108
10,610	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	11,249
33,912	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	38,021
12,957	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	14,525
13,480	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	15,377
30,661	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	34,516
132	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	150
8,403	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	8,959
4,830	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	5,208
2,405	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	2,687
188	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	210
89	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	95
784	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	849
1,407	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,578
40	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	45
591	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	667
43,755	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	49,426
847	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	963
363	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	396
101	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	114

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 174		Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	$200
21,162		Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	24,172
2,668		Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,011
1,768		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,049
143		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	165
814		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	918
5,933		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	6,694
12,250		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	14,301
20,159		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	23,473
30,679		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	34,050
1,173		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,367
23,336		Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	25,291
338,125		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	388,862
63,026		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	72,686
70,559		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	81,285
7,079		Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	7,328
22,142		Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	22,960
4,829		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	5,616
9,008		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	9,985
9,690		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	11,245
10,760		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	11,757
3,475		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	3,844
		TOTAL	1,088,986
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,731,020)	4,136,837
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
74,826		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $73,391)	80,623
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
4,068	[2]	FNMA ARM, 2.635%, 1/1/2033	4,253
		Government National Mortgage Association—0.0%
250	[2]	GNMA ARM, 2.125%, 10/20/2025	254
1,295	[2]	GNMA ARM, 2.875%, 5/20/2028	1,335
		TOTAL	1,589
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,788)	5,842
		PURCHASED CALL OPTIONS—0.0%
25,000,000		Barclays USD CALL/NOK PUT, Notional Amount $10,000,000, Exercise Price, $10.00, Expiration Date 4/16/2021	20,000
22,025,000		Credit Agricole EUR CALL/USD PUT, Notional Amount $145,000, Exercise Price, $1.20, Expiration Date 3/2/2021	84,510
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $493,294)	104,510
		PURCHASED PUT OPTIONS—0.0%
30,000,000		Bank of New York USD PUT/NOK CALL, Notional Amount $15,000,000, Exercise Price, $8.00, Expiration Date 7/22/2021 (IDENTIFIED COST $356,000)	162,300
		EXCHANGE-TRADED FUND—1.2%
1,482,043	1	iShares iBoxx High Yield Corporate Bond ETF (IDENTIFIED COST $128,080,083)	128,107,797
		INVESTMENT COMPANIES—43.7%
74,466,702		Bank Loan Core Fund	717,859,010
58,176,102		Emerging Markets Core Fund	594,559,758

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
11,094,032	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	11,094,032
317,559,016	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	317,654,284
140,301,347	High Yield Bond Core Fund	889,510,541
153,227,531	Mortgage Core Fund	1,530,743,035
47,370,123	Project and Trade Finance Core Fund	418,278,190
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,288,174,521)	4,479,698,850
	TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $10,046,935,267)	10,497,508,342
	OTHER ASSETS AND LIABILITIES - NET—(2.4)%[6]	(249,823,774)
	TOTAL NET ASSETS—100%	$10,247,684,568
At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[7]United States Treasury Notes 5-Year Long Futures	1,327	$164,506,531	June 2021	$(1,310,665)
[7]United States Treasury Notes 2-Year Long Futures	12,326	$2,721,157,106	June 2021	$(2,092,829)
Short Futures:
[7]United States Treasury Notes 10-Year Short Futures	819	$108,696,656	June 2021	$1,335,467
[7]United States Treasury Notes 10-Year Ultra Short Futures	3,091	$455,439,531	June 2021	$5,785,657
[7]United States Treasury Ultra Bond Short Futures	1,253	$236,895,313	June 2021	$3,550,359
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$7,267,989
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,651,053,263 and $827,078,533, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/15/2021	Credit Agricole CIB	54,685,531	BRL	$9,976,017	$(233,019)
4/15/2021	BNP Paribas SA	35,229,776,670	COP	$9,931,714	$(285,652)
4/15/2021	Credit Agricole CIB	199,752,023	MXN	$9,910,307	$(406,794)
5/3/2021	HSBC Bank USA	30,000,000	EUR	$36,275,250	$(28,032)
5/6/2021	HSBC Bank USA	3,138,750,000	JPY	$30,000,000	$(532,375)
6/11/2021	Citibank N.A.	5,517,883	AUD	$4,154,944	$91,772
6/11/2021	State Street Bank & Trust Co.	5,579,457	AUD	$4,154,284	$139,821
6/11/2021	Morgan Stanley	21,181,185	BRL	$4,132,995	$(370,608)
6/11/2021	Morgan Stanley	21,260,865	BRL	$4,145,307	$(368,766)
6/11/2021	State Street Bank & Trust Co.	5,349,845	CAD	$4,175,760	$28,241
6/11/2021	Citibank N.A.	5,378,235	CAD	$4,178,101	$48,209
6/11/2021	Citibank N.A.	3,681,880	CHF	$4,170,731	$(111,957)
6/11/2021	State Street Bank & Trust Co.	3,692,670	CHF	$4,174,793	$(104,124)
6/11/2021	HSBC Bank USA	27,305,335	CNY	$4,139,493	$54,961
6/11/2021	HSBC Bank USA	27,332,890	CNY	$4,131,019	$67,667
6/11/2021	Morgan Stanley	14,268,062,500	COP	$4,148,392	$(252,080)
6/11/2021	Morgan Stanley	14,512,801,000	COP	$4,163,418	$(200,273)
6/11/2021	Credit Agricole CIB	3,426,625	EUR	$4,189,185	$(45,494)
6/11/2021	Credit Agricole CIB	3,457,557	EUR	$4,193,662	$(12,566)
6/11/2021	State Street Bank & Trust Co.	3,116,369	GBP	$4,179,072	$164,378
6/11/2021	Citibank N.A.	3,140,515	GBP	$4,181,413	$195,691
6/11/2021	Morgan Stanley	58,888,375,000	IDR	$4,107,727	$(9,325)
6/11/2021	Morgan Stanley	58,909,250,000	IDR	$4,103,001	$(3,147)
6/11/2021	Credit Agricole CIB	305,315,500	INR	$4,073,768	$19,462
6/11/2021	Credit Agricole CIB	305,714,730	INR	$4,062,784	$35,799
6/11/2021	Citibank N.A.	432,446,500	JPY	$4,188,011	$(126,493)
6/11/2021	Credit Agricole CIB	435,160,250	JPY	$4,186,135	$(99,129)
6/11/2021	Bank of America N.A.	82,813,630	MXN	$4,104,479	$(187,687)
6/11/2021	HSBC Bank USA	83,613,143	MXN	$4,105,244	$(150,638)
Contracts Sold:
3/4/2021	Credit Agricole CIB	9,049,411	EUR	$11,012,500	$93,462
5/6/2021	HSBC Bank USA	3,150,210,000	JPY	$30,000,000	$424,784
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(2,163,912)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,770,448 and $2,437,152, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $614,467 and $806,934, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2021, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of New York	AUD CALL/USD PUT	$25,000,000	March 2021	$0.79	$(121,200)
Barclays	USD CALL/NOK PUT	$25,000,000	April 2021	$9.00	$(240,825)
Barclays	NZD CALL/USD PUT	$25,000,000	April 2021	$0.74	$(159,975)
Barclays	USD CALL/MXN PUT	$15,000,000	March 2021	$20.50	$(439,005)
BNP	GBP CALL/USD PUT	$8,759,800	June 2021	$1.40	$(142,023)
Morgan Stanley	USD CALL/ZAR PUT	$15,000,000	April 2021	$15.80	$(204,810)
Morgan Stanley	AUD CALL/USD PUT	$25,000,000	April 2021	$0.81	$(72,450)
Morgan Stanley	NZD CALL/USD PUT	$25,000,000	April 2021	$0.75	$(129,050)
Put Options:
Bank of New York	USD PUT/NOK CALL	$20,000,000	April 2021	$8.20	$(62,040)
Barclays	USD PUT/MXN CALL	$15,000,000	March 2021	$19.00	$(720)
Morgan Stanley	USD PUT/ZAR CALL	$15,000,000	April 2021	$14.25	$(56,550)
Morgan Stanley	AUD PUT/USD CALL	$25,000,000	May 2021	$0.77	$(605,100)
Morgan Stanley	NZD PUT/USD CALL	$25,000,000	May 2021	$0.72	$(575,425)
(Premiums Received $2,756,542)					$(2,809,173)
The average market value of written put and call options held by the Fund throughout the period was $965,388 and $1,735,479, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the Value of Written Options is included in “Other Assets and Liabilities–Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$705,910,081	$11,606,496	$(10,000,000)
Emerging Markets Core Fund	$507,797,675	$98,146,216	$(8,000,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$12,088,767	$124,443,878	$(125,438,613)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$30,676,679	$1,483,934,374	$(1,196,946,377)
High Yield Bond Core Fund	$779,999,966	$99,934,999	$—
Mortgage Core Fund	$1,846,468,963	$—	$(305,000,000)
Project and Trade Finance Core Fund	$417,634,947	$2,525,434	$—
TOTAL OF AFFILIATED TRANSACTIONS	$4,300,577,078	$1,820,591,397	$(1,645,384,990)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2021	Shares Held as of 2/28/2021**	Dividend Income
$10,614,970	$(272,537)	$717,859,010	74,466,702	$8,106,502
$(3,430,420)	$46,287	$594,559,758	58,176,102	$10,950,083
N/A	N/A	$11,094,032	11,094,032	$—
$77	$(10,469)	$317,654,284	317,559,016	$18,837
$9,575,576	$—	$889,510,541	140,301,347	$11,168,271
$(22,129,943)	$11,404,015	$1,530,743,035	153,227,531	$10,280,568
$(1,882,191)	$—	$418,278,190	47,370,123	$2,526,052
$(7,251,931)	$11,167,296	$4,479,698,850	802,194,853	$43,050,313

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At February 28, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$232,508,158	$236,994,033

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,969,165,624	$63,456	$3,969,229,080
U.S. Treasuries	—	1,686,246,365	—	1,686,246,365
Commercial Mortgage-Backed Securities	—	110,476,211	—	110,476,211
Foreign Governments/Agencies	—	55,166,828	—	55,166,828
Asset-Backed Securities	—	46,128,580	—	46,128,580
Municipal Bonds	—	17,964,519	—	17,964,519
Mortgage-Backed Securities	—	4,136,837	—	4,136,837
Collateralized Mortgage Obligation	—	80,623	—	80,623
Adjustable Rate Mortgages	—	5,842	—	5,842
Purchased Call Options	—	104,510	—	104,510
Purchased Put Options	—	162,300	—	162,300
Exchange-Traded Fund	128,107,797	—	—	128,107,797
Investment Companies[1]	4,061,420,660	—	—	4,479,698,850
TOTAL SECURITIES	$4,189,528,457	$5,889,638,239	$63,456	$10,497,508,342
Other Financial Instruments:
Assets
Futures Contracts	$10,671,483	$—	$—	$10,671,483
Foreign Exchange Contracts	—	1,364,247	—	1,364,247
Liabilities
Futures Contracts	(3,403,494)	—	—	(3,403,494)
Foreign Exchange Contracts	—	(3,528,159)	—	(3,528,159)
Written Options Contracts	—	(2,809,173)	—	(2,809,173)
TOTAL OTHER FINANCIAL INSTRUMENTS	$7,267,989	$(4,973,085)	$—	$2,294,904

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $418,278,190 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax